Filed Pursuant to Rule 497(e)
                                                      Registration No. 333-80099



                        THE GABELLI BLUE CHIP VALUE FUND
                                  (THE "FUND")

      Supplement  dated  March 31,  2009 to the Fund's  Statemen  of  Additional
          Information (the "SAI") dated April 29, 2008

The second sentence of the ninth paragraph of the section entitled "Investment Advisory and Other Services" on page 22 of the SAI is modified to extend the waiver and reimbursement arrangement described until at least May 1, 2010.